BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) - USD ($)	1 Months Ended
	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Mar. 26, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amount of payable owed to former officer and director, exchanged for assets sold	$ 15,000
Number of common shares issued in exchange for certain intellectual property	38,690,000
Total number of common shares previously outstanding, cancelled during period				41,690,000
Common stock, shares outstanding		50,650,994	44,988,500	43,620,000